Related parties - Additional information (Details) € / shares in Units, € in Thousands				1 Months Ended		12 Months Ended
	Dec. 18, 2020 EquityInstruments € / shares	Dec. 01, 2020 USD ($)	Sep. 11, 2020 Options	Jul. 31, 2020 $ / shares	Jul. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) USD ($) € / shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) Options € / shares
Related parties
Share-based payments						€ 5,471	€ 3,486	€ 5,714
Payables due to holders of vested options								€ 2,769
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs						22,000
Follow-on Equity Offering
Related parties
Total number of shares issued and sold in follow-on public offering | shares					3,500,000
COVID Testing Supplies Purchases
Related parties
Payments for services						5
COVID Testing Services
Related parties
Revenues recognized in profit and loss						€ 14
Equity share option 2017 (Equity settled)
Related parties
Number of share options granted in share-based payment arrangement | Options								805,308
Exercise price of share options granted | € / shares						€ 0.12	€ 0.12	€ 0.12
2019 Plan
Related parties
Exercise price of share options granted | € / shares	€ 0
2019 Plan | RSUs
Related parties
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments	300,000
Supervisory board members
Related parties
Share-based payments						€ 2,564	€ 2,172	€ 704
Supervisory board members | Supervisory board activities
Related parties
Payments for services						688	603	499
Supervisory board members | Corporate strategy services
Related parties
Payments for services								152
Member of the supervisory board | Corporate strategy services
Related parties
Payments for services						0	0
Key management personnel
Related parties
Accrued for key management compensation							1,325	€ 769
Receivables of related to the exercise of options						0	561
Key management personnel | Equity share option 2017 (Equity settled)
Related parties
Pension commitments for members of the management board						€ 0
Key management personnel | 2019 Plan | RSUs
Related parties
Number of other equity instruments granted in share-based payment arrangement			75,000			142,764
Key management personnel | 2019 Plan | Options
Related parties
Number of share options granted in share-based payment arrangement			87,500			15,000
Former CEO And Major Shareholder [Member] | Services
Related parties
Payments for services							11
Payable for services							€ 12
Former Chief Executive Officer
Related parties
Additional share-based expenses						€ 776
Severance payout						€ 565
Former Chief Executive Officer | 2019 Plan | RSUs
Related parties
Number of other equity instruments granted in share-based payment arrangement		324,000	72,350
Former Chief Executive Officer | 2019 Plan | Options
Related parties
Number of share options granted in share-based payment arrangement | Options			36,175
Common shares
Related parties
Increase (decrease) in number of ordinary shares issued | shares							2,000,000
Common shares | Follow-on Equity Offering
Related parties
Number of shares offered by existing shareholders | shares					1,500,000
Public offering price (in dollars per share) | (per share)				$ 14.00	€ 12.71
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs					€ 22,000
The Company | Common shares | Follow-on Equity Offering
Related parties
Increase (decrease) in number of ordinary shares issued | shares					2,000,000